LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Initial Fitch Overall Rating	Fitch Overall Rating	Moody's Overall Rating	DBRS/Morningstar Overall Rating	KBRA Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS/Morningstar Credit Rating	KBRA Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS/Morningstar Property Rating	KBRA Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS/Morningstar Compliance Rating	KBRA Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
125051	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125052	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125053	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	2	D	B	B	B	B	B	1	A	A	A	A	A				2	B	B	N/A	N/A	B	Origination Appraisal is Partial	Documentation in file reflects the subject property value of $XXX; however, the AVM in file reflects a value of $XXX but is dated post close as of XX/XX/XXXX with a retro value date of XX/XX/XXXX. There is an exception request in file stating the AVM in file at closing had an incorrect address of XXX instead of XXX; however, an approval for this request is not in file.	Change status of 'Origination Appraisal is Partial' from Open Rebuttal to Acknowledged by Client.; Client Acknowledged. Post Close AVM with retro value is sufficient. Exception Dowgraded.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125054	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125055	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125056	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125057	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125058	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125059	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125060	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125061	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125062	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Higher-Priced Mortgage Loan; Higher-Priced Mortgage Loan Test; Qualified Mortgage Safe Harbor Threshold; Charges That Cannot Increase Test; Qualified Mortgage APR Threshold Finding; Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))

HPML Compliant; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for a safe harbor. The loan has an APR of XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered  transaction.; TILA XXXb cure required
Refund in the amount of $XXX requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower OR Valid COC
The Zero tolerance violation is due to the added Appraisal fee of $XXX on LE dated XXX/XX/XXXX. The COC in file does not disclosure a valid reason.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX and a calculated qualified mortgage APR of XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.

Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is not a higher-priced mortgage loan due one of the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX), but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX), but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien, but the APR does not exceed the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan passed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is not a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR§XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; This loan may qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan may qualify for a safe harbor. The loan has an APR of XX.XXX%. The APR threshold to qualify for a safe harbor is XX.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered  transaction.; Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.;
Lock was backdated. Application Date: XX/XX/XX; Lock Date XX/XX/XX. APOR issue on Disclosure docs.;
Response provided to compliance for review. ; This loan has an APR within the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which is less than the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; No longer HPML

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125063	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125064	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125065	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125066	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125067	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125068	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125069	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown “Other” payment in the amount of $XXX is reflected on the 1008 as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XXX monthly fee, there is no escrow analysis in the file.	Borrower liabilities verified indicator is Present. See attached Escrow screen from the 1st Lien. The $XXX noted on the 1008 is the difference of the Base Escrow Total + Shortage Spread. (XXX+XXX = $XXX. 1008 = ($XXX+XXX+XXX) = $XXX. We are over by $XXX which would only decrease DTI.; Escrow Analysis was provided and confirms the higher escrow payment difference listed as other payment. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125070	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125071	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	2	B	B	B	B	B	B	2	B	B	B	B	B	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.Loan was approved at XXX% DTI, the guidelines allow for a maximum of 45%.	Client Acknowledged- XXX FICO, $XXX disposable income	1	A	A	N/A	N/A	A				1	A	A	A	A	A					Disposable income of XXXX.XX; ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
125072	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125073	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125074	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125075	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125076	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125077	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125078	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125079	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan; Qualified Mortgage APR Threshold Finding; Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))
Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac ($XXX,XXX.XX) and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.; Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Automated Valuation Model (also indicate system code in field XXX).

Change status of 'Higher-Priced Mortgage Loan' from Active to Open Rebuttal.;
This loan is failing QM APR threshold based on a rate lock date in the file of XX/XX/XXXX therefore it would require a full appraisal.  There are other rate lock documents and those dates were tested tested, however none passed QM APR. Please provide the Mavent or the date the rate was locked to test; Change status of 'Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))' from Active to Open Rebuttal.;
This loan is failing QM APR threshold based on a rate lock date in the file of XX/XX/XXXX therefore it would require a full appraisal.  There are other rate lock documents and those dates were tested tested, however none passed QM APR. Please provide the Mavent or the date the rate was locked to test
																																													Mavent Attached. Loan was locked XX/XX/XXXX. Compliance completed an extensive review and cleared the condition
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125080	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125081	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.

125082	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125083	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage Lending Policy Points and Fees Test
Documentation Required  Provide the undiscounted par rate, or disclosure discount par rate as one was not located in file,. ; This loan has points and fees that exceed the points and fees threshold. (XX CFR XXXX.XX(e)(X))The loan amount is  $XXX,XXX.XX or more, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XXX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least  $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX; orThe loan amount is less than $XX,XXX.XX but at least $XX,XXX.XX, and the transaction's total points and fees is $X,XXX.XX, which exceeds $X,XXX.XX; orThe loan amount is less than $XX,XXX.XX and the transaction's total points and fees is $X,XXX.XX, which exceeds X percent of the total loan amount of $XX,XXX.XX.
																																												Change status of 'Qualified Mortgage Lending Policy Points and Fees Test' from Rescind to Cleared.; Loan is NQM, Exception is NA
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125084	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125085	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125086	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125087	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	2	B	B	B	B	B	B	2	B	B	B	B	B	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXXXXX is greater than the maximum loan amount allowed per guidelines of XXX. Per the Provided 2055 drive by appraisal the property is XXX, Guidelines require that XXX properties indicated as rural by the appraiser be limited to a maximum loan amount of $XXX.	Client Acknowledged- CLTV, XXX FICO, XXX years in residence	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX; Disposable income of XXXX.XX;
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125088	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125089	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file does not contain evidence of the Hazard insurance payment for the Property located XXX or LOE that the property does not contain insurance. The property located at XXX does not contain evidence of HOA payments or a LOE from the Borrower stating no HOA.	Borrower liabilities verified indicator is Present. See attached HOI Policy for XXX. See attached email from customer confirming no HOA for XXX. ; Received copy of HOI Policy for the XXX property and an LOX for No HOA on XXX. Sufficient documentation provided - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125090	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125091	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125092	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125093	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125094	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	1008 reflects shortage of $XXX. Missing escrow analysis reflecting shortage.	Borrower liabilities verified indicator is Present. See attached 1st lien Statement showing Escrow Total as $XXX. 1008 HOI/TAX/Other equate to this amount. ; Reviewed the mortgage statement and confirm the full escrow amount (including the escrow shortage) is totaling $XXX per month. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125095	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125096	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable
Qualifying DTI of XXX exceeds guideline maximum of 45.00.
Credit report dated XX/XX/XXXX reflected an account for XXX with a payment of $XXX and balance of $XXX7 which was not included in the DTI. File also contains bank statements that indicate another individual was making payment, however the payments were inconsistent. Pre XXX XX/XX/XXXX the borrower is leggaly obligated to make th epayment, therefore included in the payments.  In attempt to not go over the 45% DTI XXX added Bonus income not included by the lender. 3 year average is $XXX but did not offset DTI enough to not go over 45%.    Lender DTI is XXX  CA DTI XXX

Documentation provided to support Qualifying DTI below 45.00.  Please see attached response confirming debt meets exclusion and trade requirements with the bank statements and credit report that was included. ;
LOX received state the payments were made in a timely manner which was confirmed per trended data, with 0z30 day lates in the last 12 months.  As noted ont he bank statements the responsible party made additional payments in advance starting in XXX XXX with more than required amount. The difference in the payments added up to the required payments for the 12 months.  Re-reviewed and confirmed the payments do match up with the amount due each month and are paid by another individual. Exception cleared.
																											1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125097	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125098	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125099	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125100	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125101	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125102	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
Title-SIgning Fee increased from XXX.XX to XXX.XX on the XX/XX/XXXX final CD without a valid COC. PLease provide a valid COC or PCCD. LOE, refund of $XXX.XX and proof of borrower receipt.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Need to identify whether loan was originated as Non-QM; This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125103	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125104	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125105	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
TILA 130b Cure required: Cure of $91.80 required for addition of Document Signing fee of $145.00 to Final CD issued 2/1/24 without valid COC or cure. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.; This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($677.00) exceed the comparable charges ($532.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

This loan passed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($677.00) do not exceed the comparable charges ($677.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125106	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125107	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125108	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125109	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125110	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125111	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	IN HLPA High Cost Home Loan Points and Fees Threshold Test
The home loan has a loan principal of $XX,XXX.XX  and has total points and fees that exceed X% of the loan principal ( $X,XXX.XX)
The fees incldued in the calculation are as follows:
Loan Orignation Fee $X,XXX.XX
Discount Point Fee $X,XXX.XX
Recording Service Fee $XX.XX
Title Settlement Closing Fee $XXX.XX
Totaling $X,XXX.XX
Overcharging by $XX.XX; This loan failed the points and fees threshold test due to one of the following findings:
 (XXX XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.; The home loan has a loan principal of $XX,XXX.XX  and has total points and fees that exceed X% of the loan principal ( $X,XXX.XX)
The fees incldued in the calculation are as follows:
Loan Orignation Fee $X,XXX.XX
Discount Point Fee $X,XXX.XX
Recording Service Fee $XX.XX
Title Settlement Closing Fee $XXX.XX
Totaling $X,XXX.XX
Overcharging by $XX.XX; This loan failed the financed points and fees test.
 (XXX XXXX, § XX, XX-X-X-X (X))
The high cost home loan finances points and fees, as defined in the legislation.

This loan passed the points and fees threshold test due to one of the following findings:
 (XXX XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that do not exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that do not exceed X% of the loan principal.; The financed points and fees test is not applicable to this loan.
 (XXX XXXX, § XX, XX-X-X-X (X))
The loan is not a high cost home loan, as defined in the legislation.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125112	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125113	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125114	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125115	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125116	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125117	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125118	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125119	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125120	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

125121	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125122	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125123	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125124	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125125	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125126	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125127	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Security Instrument Indicator is Partial	The Notary date on the Mortgage is incorrectly input as X/XX/XXXX.; The Notary signature is dated X/XX/XXXX. An corrected Mortgage with an accurate notary date of X/XX/XX should be obtained.
The security instrument indicator is Present.  Please see the corrected acknowledgment. ;
Received an LOX with a copy of the updated notary block.  LOX states the date was incorrectly input and corrected accordingly.  Exception cleared.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125128	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX/mos is reflected on the 1008 but there is no supporting documentation or and escrow analysis in the file.	Borrower liabilities verified indicator is Present. See attached Escrow screen from the 1st Lien. The $XXX noted on the 1008 is the difference of the Base Escrow Total. Base Escrow = $XXX. 1008 = ($XXX+XXX+XXX) = $XXX.; Escrow Analysis provided showing the escrow increase (other fees). Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125129	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125130	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125131	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125132	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125133	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125134	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125135	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125136	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125137	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125138	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125139	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125140	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125141	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	The Verification of Employment dated XX/XX/XXXX is XXX business days prior to the Note date of XX/XX/XXXX. The Guidelines require a Verification of Employment dated within 10 business days of the note date.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. VOE attached showing processor re-certified employment XX/XX/XXXX for both borrowers.; An updated VOE for both borrowers dated XX/XX/XXXX were received. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125142	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125143	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125144	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Severe storms and flooding affected the area in which the subject property was located between XX/XX/XXXX and XX/XX/XXXX; subject transaction closed XX/XX/XXXX. FEMA declared the area a Major Disaster on XX/XX/XXXX and provided Individual Disaster Assistance to XXX County. The file did not contain evidence that the subject property was not impacted and an Automated Valuation Model was obtained in lieu of an appraisal. Please provide a Post Disaster Inspection Report.	Post Disaster Inspection provided. Borrower reported no damage to property; Received screenshot of lender's system showing the borrower confirmed no damage. Exception cleared.	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125145	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125146	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125147	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125148	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125149	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125150	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125151	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.

125152	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125153	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	Reverification with Borrower's contracted employer reflected that the Borrower was on temporary leave. Missing documentation to confirm when temporary leave began, estimated date of return, if the leave is seasonal, or if the Borrower is currently contracted with another business.
The exception 'Borrower Employment Verification does not meet guidelines' is cleared.  Reverification with Borrower's contracted employer reflected that the Borrower was on temporary leave.  Missing documentation to confirm when temporary leave began, estimated date of return,  if the leave is seasonal, or if the Borrower is currently contracted with another business.;
An LOX from the Remediation Analyst shows - Verify that verification of employment completed on XX/XX/XXXX for borrower XXX had the box for "on temporary leave" in error. The VOE was saved on processor's desktop to reuse the box was not unchecked prior to saving.  See snip-it from verification, XXX verified borrower as "active and full-time".  Exception cleared.
																											1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125154	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125155	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125156	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125157	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125158	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125159	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125160	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125161	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125162	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125163	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125164	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125165	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125166	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125167	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125168	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125169	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125170	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown payment in the amount of $XXX/monthly is reflected on the 1008 but there is no supporting documentation in this file and no notes on the 1008. Please provide documentation that support the $XXX monthly fee. Current PITIA payment includes the Mortgage Insurance payment and is calculated as $XXX per month.	Borrower Liabilities Verification Indicator is Partial' to Cleared.; Documentation received and confirms "other" fee - exception previously cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125171	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125172	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125173	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125174	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125175	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125176	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125177	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125178	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125179	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125180	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125181	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125182	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125183	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125184	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval	Missing documentation to support $XXX per month in "other" income listed on the final 1003 and used to qualify.	Calculated the income accordingly and confirmed the $XXX additional amount. Updating loan accordingly - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125185	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.

125186	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125187	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125188	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125189	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125190	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125191	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125192	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125193	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125194	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125195	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 70.00 with a XXX FICO score. The 1008 also confirms a XXX CLTV.	An LOX was received with a copy of the transaction history. The balance on XX/XX/XXXX shows an amount of $XXX and matches lender's balance amount. Updating loan accordingly - exception cleared	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125196	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125197	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125198	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

125199	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
This loan failed the High-Cost Mortgage Points and Fees threshold test due to the transactions's total points and fees is $3,233.60, which exceeds 5 percent of the total amount of $3,000.00
The following fees were included in the testing:
Attorney Fee of $115.00
Loan Origination Fee of $1200.00
Discount Point Fee of $1548.60
Recording Service Fee of $25.00
Title Settlement Fee of $345.00; This loan failed the points and fees threshold test due to one of the following findings:
 (IN HB 1229, § 33, 24-9-2-8)The home loan has a loan principal of XXX or more and has total points and fees that exceed 5% of the loan principal; orThe home loan has a loan principal of less than XXXXXX and has total points and fees that exceed 6% of the loan principal.

This loan passed the points and fees threshold test due to one of the following findings:
 (IN HB 1229, § 33, 24-9-2-8)The home loan has a loan principal of XXXXXX or more and has total points and fees that do not exceed 5% of the loan principal; orThe home loan has a loan principal of less than XXXXX and has total points and fees that do not exceed 6% of the loan principal.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125200	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125201	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125202	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125203	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125204	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A					Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
125205	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125206	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125207	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125208	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125209	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125210	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125211	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125212	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125213	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Regulation §XXXX.XX(e)(X)(vi) failure - The Qualified Mortgage calculated DTI is greater than XX.XX%.	Regulation §XXXX.XX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XX.XX is greater than XX.XX% (Total Income of XXXX.XX and Total Monthly Debt XXX.XX and Future PITI XXXX.XX)
Regulation §XXXX.XX(e)(X)(vi) - The Qualified Mortgage calculated DTI of XX.XX is not greater than XX.XX% (Total Income of XXXX.XX and Total Monthly Debt XXX.XX and Future PITI XXXX.XX). ;
 Please re-review this exception. This regulation is specific towards an interest rate changing, which is not applicable on this Xnd lien product. The first lien is a fixed rate loan. ;
Re-reviewed and updated the QM Designation to Safe Harbor QM (APOR).  Exception cleared.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125214	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125215	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125216	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXX/mo is reflected on the 1008 but there is not any supporting documentation in the file and no notes on the 1008. Please provide documentation to support the $XXX monthly amount.	Borrower liabilities verified indicator is Present. Required 1st lien PITI is XXX see updated 1008 ; Received updated 1008 with a screenshot of the current mortgage payment changes showing the 1st PITIA payment. Re-reviewed the documenation and confirmed - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125217	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Lender approval conditioned for an LOX on the Commenity inquiry and this is not found in the file, please provide.	Account opend with no payment or balance. Exception Cleared	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125218	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125219	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125220	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125221	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125222	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125223	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125224	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125225	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125226	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125227	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125228	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125229	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125230	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125231	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125232	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of 45.00%. Lender used $XXX per month ($XXX annually) in property taxes to qualify vs. $XXX per month ($XXX annually) as reflected on Lender's property tax escrow documentation provided in the loan file.	Documentation provided to support Qualifying DTI below 45.00. Title Report shows XXX Tax for XX/XX/XXXX as $XXX. With the 2nd installment not set for XX/XX/XXXX, we used XXX amount of $XXX. which equates to the $XXX amount used.; A copy of the property report was provided. The XXX taxes are confirmed with the 2nd installment not being available. Agree with lender's current calculation - updating the taxes accordingly. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125233	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125234	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125235	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125236	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125237	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125238	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125239	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125240	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125241	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125242	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125243	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125244	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125245	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125246	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125247	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125248	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Unable to determine if borrower received Loan Estimates issued 1/30/24 and 1/31/24 were received at least seven business days prior to consummation. Evidence of the borrower receiving Loan Estimates issued 1/30/24 and 1/31/24 is missing. ; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( 12 CFR §1026.19(e)(4)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.
																																														Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
125249	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125250	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125251	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125252	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure required: Cure of $.XX required for increase in transfer taxes from $XXX.XX on initial LE issued X/XX/XX to $XXX.XX on Final CD issued X/X/XX. PCCD issued X/XX/XX provided cure of $X.XX for charges over legal limit, however insufficient to cure. Cure requirements include PCCD, LOE, and copy of refund check. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																																												nitial LE Transfer tax was $XXX.XX (Rounded on LE to$XXX) PCCD supplied for $X.XX is sufficient for violation cure.
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125253	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125254	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125255	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125256	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125257	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125258	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125259	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125260	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125261	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125262	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125263	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125264	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125265	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125266	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125267	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125268	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. The subject property is located in a disaster area: Severe Storms and Flooding XX/XX/XXXX - XX/XX/XXXX. No appraisal was obtained for this loan, no post-disaster inspection was provided, and the Servicing Comments History for the 1st mortgage does not identify that a Disaster Inspection was completed and does not show a comment from the borrower stating that there is no damage.	Post Disaster Inspection provided. XXX only shows individual assistance for XXX county. Our borrower lives in XXX county.; Re-reviewed the FEMA designation and confirmed. Exception cleared.	1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125269	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125270	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125271	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125272	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125273	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125274	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125275	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125276	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125277	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125278	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125279	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125280	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection - Hurricane XXX Incident Period XX/XX/XXXX - declaration date XX/XX/XXXX. The file does not contain a post disaster Inspection.	Inspection provided- no damage. Exception Cleared.	1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125281	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125282	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125283	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125284	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125285	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125286	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125287	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125288	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125289	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Origination Appraisal is Partial	Origination Appraisal is Partial. 1008 states an AVM was completed and used to qualify however AVM is not in file , value only stated on 1008 but original appraisal was provide which is expired dated XX/XX/XXXX	Origination appraisal is Present. AVM from XX/XX/XXXX attached. ; Received a copy of the AVM dated XX/XX/XXXX. Updating loan accordingly - exception cleared.	1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125290	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125291	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.

125292	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125293	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125294	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	"Other" Payment on the 1008 in the amount of $XXX id not supported. Per the escrow analysis , there is no MI and there is not an escrow shortage. Please provide evidence to support the addition of the "Other" payment.	Borrower liabilities verified indicator is Present/ $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX + Tax $XXX + Other $XXX = $XXX. ; Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125295	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125296	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125297	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125298	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125299	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125300	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXX/monthly is reflected on the 1008 but there is no supporting documentation in the file. No Escrow Analysis in file. Please provide documentation to support the $XXX monthly fee.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX.; A copy of the escrow analysis was provided showing the escrow shortage amount. The $XXX amount matches - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125301	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125302	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125303	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125304	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125305	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125306	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	C	B	B	B	B	B	2	B	B	B	B	B	Borrower Employment Verification does not meet guidelines	Per the guidelines, a Wage Earner Income (second job - XXX) must have a verbal or written Verification of Employment form is required within 10 business days of the note. The loan closed on XX/XX/XXXX. The verification of employment for XXX is dated XX/XX/XXXX. Documentation to verify the borrower's Self-Employed Business (XXX) is provided.	Acknowledged by client and downgraded to B/2 grade. Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of 45.00. ; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of 70.00. ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds 10 Years - Borrower Years On Job Exceeds 10 Years	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125307	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125308	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown “Other” payment in the amount of $XXX is reflected on the 1008 as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XXX monthly fee.	Borrower liabilities verified indicator is Present. Required 1st lien PITI at origination was XXX see updated 1008 ; An updated 1008 showing the corrected PITIA amount on the 1st lien payment. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125309	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125310	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125311	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125312	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125313	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125314	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125315	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. Disaster: Severe Storms and Flooding XXX-XXX. No appraisal obtained at origination, no post-disaster inspection report, and no 1st mortgage servicing comments identifying no damages after disaster timeframe.	Post Disaster Inspection provided. XXX only shows individual assistance for XXX county. Our borrower lives in XXX County.; Re-reviewed the FEMA designation and confirmed. Exception cleared. ;	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125316	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125317	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00. The Lender used base income of $XXX for the Co-Borrower based on an hourly rate of $XXX at 80 hours per week. The VOE in the loan file reflects that the Co-Borrower worked XXX hours a week which reduced the inomce to $XXX. Additionally, bonus income of $XXX was used for the Co-Borrower. The bonus income declined from XXX to XXX so the prior year average income was slightly lower at $XXX per month. The DTI increased to XXX% which exceeds the Lender guideline of 45%.
Documentation provided to support Qualifying DTI below 45.00.  The coborrower’s qualifying income has been updated based on prescribed calculations in the finding -- $XXX base income and $XXX bonus income for a total of $XXX.;
;
The resulting DTI is only XXX, within qualification standards for the loan program. It appears the auditor who wrote the finding above may not have seen the additional income from the primary borrower, which is over $XXXK. ;
Re-reviewed the income and the Co-Borrower's income matches the new calculation based on the above information. The borrower's income was also calculated incorrectly. Updated the borrower's income - exception cleared. ;

																											1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125318	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125319	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125320	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125321	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125322	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125323	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125324	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125325	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125326	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125327	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125328	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125329	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125330	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	2	A	B	B	B	B	B	1	A	A	A	A	A				1	A	A	N/A	N/A	A				2	B	B	B	B	B	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125331	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125332	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	1008 reflects "Other" of $XXX. Missing Escrow Analysis to verify shortage as listed on 1008.	Borrower liabilities verified indicator is Present. See 1st lien Escrow Analysis. Total escrows are $XXX. HOI, Tax & Other Payment on 1008 equate to $XXX; A copy of the Escrow Analysis was provided and shows an increase of $XXX for the escrow fees. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125333	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125334	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125335	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125336	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125337	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125338	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125339	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125340	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125341	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125342	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125343	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125344	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125345	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125346	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125347	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125348	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125349	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125350	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125351	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125352	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125353	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125354	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Lender approval conditioned for an LOX for inquiry on CBR for XXX dated XX/XX/XXXX and it is missing in the file. Please provide.	Borrower liabilities verified indicator is Present. LOE Attached showing CBR was pulled by sales.; LOX provided - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125355	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125356	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125357	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125358	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125359	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125360	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125361	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125362	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125363	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125364	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125365	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125366	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125367	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125368	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125369	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125370	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125371	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125372	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125373	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125374	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125375	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125376	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125377	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Security Instrument Indicator is Partial	The notary date is incorrect and needs to to corrected on the Mortgage. The year should be XXXX and it is currently XXXX.
The security instrument indicator is Present.  Notary date was corrected on mortgage prior to recording; Attached is copy of recorded mortgage with correct notary date of XX/XX/XXXX;
Copy of recorded mortgage showing the notary date was corrected to XXXX accordingly.  Exception cleared.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125378	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125379	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125380	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125381	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125382	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125383	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125384	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125385	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125386	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125387	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125388	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125389	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125390	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125391	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125392	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125393	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125394	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125395	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	2	B	B	B	B	B	B	1	A	A	A	A	A				2	B	B	N/A	N/A	B	Origination Appraisal is Partial	AVM reflects Condo which is an ineligible property type. Lender exception approval in file. Compensating factors low LTV/CLTV XXX%/XXX%; Site Condo - project review is not required; both borrowers have secondary employment not used to qualify at $XXX a week, Utilizing the secondary income adds $XXX a month in income; with all income sources included the DTI would be XXX/XXX%; mortgage history 0x30 for XXX years, no mortgage or credit lates. (Borrower has been making $XXX principal payments along with their normal monthly payment).	Client Acnowled and downgraded- CLTV, property is a XXX, XXX sq ft, lender acknowledged exception prior to origination, XXX FICO, 0x30 mtg for XXX years with evidence borrower is making additional principal payments	1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125396	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125397	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125398	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125399	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125400	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125401	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125402	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125403	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125404	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125405	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125406	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125407	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125408	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125409	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125410	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125411	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125412	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125413	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125414	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125415	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125416	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125417	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation)
There is no evidence of delivery date for LE dated XX/XX/XXXX in loan file.; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125418	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125419	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125420	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The file is Missing the escrow analysis to verify the shortage listed on 1008 for $XXX.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. 1008 reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX. See attached 1st lien mortgage statement showing escrows total $XXX.; A copy of the mortgage statement was provided. The 1008 shows there was an escrow shortage in the amount of $XXX. Confirmed - condition cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125421	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125422	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125423	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125424	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125425	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125426	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125427	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125428	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125429	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125430	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125431	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125432	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125433	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125434	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125435	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125436	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125437	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125438	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125439	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125440	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125441	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125442	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125443	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125444	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125445	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125446	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125447	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125448	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125449	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125450	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXX is reflected on 1008 but there is no supporting documentation in the file and the 1008 states it is an escrow shortage. Please provide documentation to support the XXX monthly payment.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX + Tax $XXX+ HOA Fee XXX + Other $XXX = $XXX. DTI XXX%; Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125451	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125452	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Initial Closing Disclosure Delivery Date Test
Documentation Required: Missing proof of delivery date for the initial CD.; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125453	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125454	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125455	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125456	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125457	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125458	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125459	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125460	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125461	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125462	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125463	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125464	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125465	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125466	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125467	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125468	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125469	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125470	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125471	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125472	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125473	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125474	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125475	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125476	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125477	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125478	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125479	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125480	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125481	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125482	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125483	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125484	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125485	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125486	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125487	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125488	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125489	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125490	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125491	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.

125492	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125493	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125494	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

125495	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125496	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125497	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial: the 1008 reflects $XXX/mo as an other fee and the file is missing the escrow analysis printout to confirm it is an escrow shortage. Please provide a copy of the print out.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX. ; A copy of the escrow analysis was provided showing the shortage difference amount. Re-reviewed and confirmed - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125498	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125499	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125500	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125501	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125502	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125503	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125504	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125505	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125506	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The 1008 reflects an escrow shortage of $XXX; however, documentation is not in the file to verify the shortage. Missing escrow analysis.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX.; A copy of the Escrow Analysis was provided. Re-reviewed the information and confirmed the escrow shortage matches. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125507	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125508	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125509	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125510	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125511	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125512	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125513	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125514	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125515	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125516	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125517	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125518	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125519	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125520	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Final Loan Application is Partial	The Final Loan Application shows the XXX income associated with the borrower, however the income belongs to the co-borrower and should be identified on the Final Loan Application portion for the co-borrower under section 1c. Income from Other Sources.	Final Loan Application is Present. See updated 1008, all income is listed as combined “other” and DTI did not change. ; Agree the full income amount is combined as other on the updated 1008; exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125521	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. Lender guidelines require the subject property to have zero late payments in the previous 24 months. The credit report reflects a XXX day late in XXX XXX with Note date of XX/XX/XXXX.	Housing delinquency meets guidelines. See attached pay history. Borower was paid ahead and made XXX XXX payment XXX XXX,XXX.; Pay history received and reviewed. Confirmed payments were made in advance and not late. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125522	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125523	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125524	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125525	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125526	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125527	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125528	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125529	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125530	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125531	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125532	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Change status of 'Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))' from Cured Post Close to Cleared.; Full appraisal not required
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

125533	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125534	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Transmittal Summary is Partial	The Underwriter Checklist is missing to support the "Ability to Repay (ATR) Certification"	The transmittal summary is Present. Checklist Attached.; A copy of the checklist is attached and includes the ATR Certification. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125535	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125536	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125537	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125538	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of X.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125539	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125540	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125541	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125542	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125543	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125544	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	A	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown “Other” payment in the amount of $XXX is reflected on the 1008 as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XXX monthly fee.	Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125545	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125546	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125547	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125548	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125549	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125550	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Missing evidence of escrow analysis to balance out $XXX as listed on 1008. The file is missing the escrow analysis.	Borrower liabilities verified indicator is Present. See attached Escrow screen from the 1st Lien. Base Escrow Payment + Shortage Spread. (XXX+XXX) = $XXX. 1008 = ($XXX+$XXX+$XXX) = $XXX.We overstated by $XXX which would reduce DTI from XXX% to XXX%.; Received copy of the escrow analysis and confirmed the escrow shortage amount. Calculation matches lender's - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125551	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125552	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125553	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125554	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125555	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125556	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125557	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125558	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125559	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125560	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125561	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125562	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125563	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125564	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125565	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125566	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Initial Loan Estimate Delivery Date Test (from application)
Documentation required to clear exception. Initial LE issued X/XX/XXXX more than X days after the application date of X/XX/XXXX.  Please provide initial LE issued within X days of the application date.  ; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on Birthday of XXX. (XX/XX/XXXX)As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on Birthday of XXX. (XX/XX/XXXX)As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125567	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125568	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125569	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125570	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125571	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125572	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125573	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125574	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That In Total Cannot Increase More Than XX% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125575	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125576	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase of the discount points on LE dated XX/XX/XXXX.  COC dated XX/XX/XXXX reflects reason for change as "A pricing exception has been granted" which is not enough information to deem COC valid.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125577	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125578	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125579	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125580	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb cure required
Refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery OR a valid COC.
The zero tolerance violation of $XXX.XX is due to the added:
TItle Recording Service Fee $XX
Title Settlement Fee $XXX
Title Property Report Fee $XXX
On the CD dated XX/XX/XXXX to Section B (not shoppable fees) without a valid COC.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125581	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125582	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125583	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125584	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125585	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125586	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125587	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125588	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125589	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125590	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125591	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125592	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125593	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.

125594	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125595	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125596	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125597	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125598	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125599	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125600	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125601	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125602	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125603	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125604	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125605	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125606	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125607	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125608	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125609	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125610	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125611	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125612	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125613	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125614	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The 1008 reflects an other monthly payment of $XXX; however, documentation is not in file to verify this payment. The file is missing the Escrow Analysis to verify the escrow shortage of $XXX per month is required.	Borrower liabilities verified indicator is Present. See attached Escrow screen from the 1st Lien. The $XXX noted on the 1008 is the difference of the Base Escrow Payment + Shortage Spread. (XXX+XXX) = $XX. 1008 = ($XXX+XXX+XXX) = $XXX. ; A copy of the escrow analysis was provided and confirms the increased escrow fees. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125615	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125616	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125617	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125618	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. Per the credit report Borrower was XXX days delinquent within 24 months on XX/XX/XXXX and XX/XX/XXXX. Guidelines require 0x30x24 Mortgage history for the subject property. Borrower was 2x30x24.	Housing delinquency meets guidelines. See attached 1st Lien Pay History showing no delinquencies. ; Received full copy of detail transaction history; confirmed the "missed" payments were actually paid during the previous months. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125619	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125620	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125621	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125622	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125623	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125624	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125625	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125626	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125627	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125628	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125629	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower Employment Verification does not meet guidelines	Missing Wage-Earner VVOE completed within 10 business days prior to the Note date.; The file is missing a Verification of employment for the borrower within 10 business days of close.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. A Leave and Earnings Statement (LES) may be used in lieu of a Verbal Verification of Employment (10-Day VVOE) for active-duty personnel when the LES is dated within 120 days prior to the Note date. This is a standard industry practice. ; Confirmed, the LES may be used in lieu of the VOE for military personnel. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125630	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125631	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125632	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125633	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125634	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125635	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125636	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125637	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125638	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125639	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125640	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125641	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125642	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125643	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125644	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125645	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125646	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125647	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125648	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125649	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125650	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125651	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125652	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125653	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125654	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125655	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125656	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125657	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125658	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125659	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125660	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125661	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125662	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125663	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125664	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125665	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125666	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125667	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125668	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.

125669	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125670	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125671	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125672	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125673	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125674	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125675	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125676	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The other payment of $XXX is for the escrow shortage however it is not matching to the first lien escrow printout showing $XXX, which is a difference of $XXX. There is no supporting documentation for this difference, please provide.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX + Supplemental Ins XXX + Tax $XXX + Other $XXX = $XXX. DTI XXX%; Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125677	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125678	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125679	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125680	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125681	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125682	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125683	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125684	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125685	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125686	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125687	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125688	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125689	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125690	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125691	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXX monthly is reflected on the 1008 but there is no supporting documentation in the file. The Escrow Review Statement is missing from the file. Please provide documentation to support the $XXX monthly fee.	Borrower liabilities verified indicator is Present. See escrow screenshot showing $XXX shortage.; A copy of the Escrow Shortage Analysis was provided and confirms the escrow shortage in the amount of $XXX. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125692	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125693	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX.XX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX.XX is due to the increase of the Discount Points on second CD dated XX/XX/XXXX.  COC dated XX/XX/XXXX lists reason for change as "The loan program changed."  No change to loan program reflected on CDs or rate lock documentation.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

X/XX/XXXX - Discount points increased X/XX; DTI change over XX%.
Response and documentation provided to compliance for review.
X/XX/XXXX - Compliance reviewed the documentation and cleared the condition.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125694	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125695	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125696	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A					Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
125697	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125698	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125699	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125700	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125701	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125702	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Unknown “Other” payment in the amount of $XXX is reflected on the 1008 as part of the PITIA payment, but there is no supporting documentation in the loan file. Please provide documentation to support the $XXX monthly fee.	Borrower liabilities verified indicator is Present. See attached Escrow screen from the 1st Lien. The $XXX noted on the 1008 is the difference of the Base Escrow Payment + Shortage Spread. (XXX+XXX) = $XXX. 1008 = ($XXX+XXX+XXX) = $XXX.; Escrow analysis received and reviewed. The escrow shortage is confirmed and matches lender's calculation. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125703	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125704	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125705	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125706	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125707	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125708	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. The Lender Guideline required zero late payments on the subject property for the last 24 months. The credit report in the loan file dated XX/XX/XXXX reflects that a mortgage payment was not received in XXX of XXX which is within the required 24 month time frame.	Housing delinquency meets guidelines. 1st Lien Pay History Attached. Borrower made XXX payment XX/XX/XXXX and XXX payment XX/XX/XXXX.; The lien payment history report was provided. Reviewed and confirm the payments are in order and no lates were outlined for 24 months. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125709	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125710	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125711	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125712	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125713	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125714	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125715	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection. The subject property is located in XXX. On XXX FEMA declared the County to be in a disaster area with individual assistance. The Note date is XXX and a post disaster property inspection or servicing notes addresssing the condition of the property were found in the loan file.	Post Disaster Inspection provided. Inspection attached.; Inspection dated XX/XX/XXXX provided showing property has no damage. Exception cleared.	1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125716	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125717	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125718	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125719	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125720	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125721	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125722	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXX/month is reflected on the 1008 but there is not any supporting documentation in the file and no notes on the 1008. Please provide the documentation to support the $XXX monthly amount.	Borrower liabilities verified indicator is Present. Required 1st lien PITI at origination was XXX see updated 1008; Updated 1008 received and reviewed. Confirmed the 1st lien PITIA payment is $XXX. The Senior Lien PI payment was incorrectly written on the original 1008. Confirmed the amount and updated the loan. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125723	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125724	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125725	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125726	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125727	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125728	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125729	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125730	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125731	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125732	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125733	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))	Loan is a Higher-Priced Mortgage Loan and Appraisal product used to qualify is Form XXXX.	Change status of 'Higher-Priced Mortgage Loan Full Appraisal Not Provided (XX CFR XXXX.XX(c)(X))' from Cured Post Close to Cleared.; Full appraisal not required
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125734	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125735	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125736	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125737	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125738	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125739	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125740	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125741	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125742	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125743	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125744	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Base income from XXX County for the borrower was included in the debt-to-income ratio calculation. The loan documentation in file did not include verification of XXX earnings. Please provide documentation to support XXX earnings XXX XXX County.	The borrower income verification does match approval. Income analysis attached. UW used YTD Monthly average + Average of XXX/XXX income. ; Received a copy of the income analysis and confirm the base income is using being calculated using the paystubs which confirms bi-weekly payments. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125745	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125746	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125747	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125748	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125749	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125750	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125751	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125752	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125753	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125754	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125755	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125756	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125757	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125758	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125759	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	1008 reflects shortage of $XXX. Missing evidence of escrow analysis shortage in file.	Borrower liabilities verified indicator is Present. See attached screenshot showing 1st Lien Shortage Spread of $XXX.; A copy of the Escrow Shortage Analysis was provided and confirms the escrow shortage in the amount of $XXX. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125760	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125761	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125762	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125763	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125764	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125765	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125766	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125767	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125768	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125769	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125770	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125771	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125772	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125773	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125774	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125775	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125776	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125777	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125778	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125779	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125780	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Unknown payment in the amount of $XXXX/mos is reflected on the 1008 but there is no supporting documentation in the file. There isd an Escrow Review Statement that reflects an escrow shortage of $XXX/mos, however, the figure on this statement does not match with the figure on the 1008. Please provide documentation to support the XXX monthly fee.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX + Tax $XXX + Other $XXX = $XXX. Overstating DTI by $XXX which would reduce DTI from XXX to XXX%; Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed the updated calculation dropping the DTI down correctly. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125781	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125782	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125783	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125784	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125785	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial: Unknown fee reflected on the 1008 for $XXX/mos but there is no supporting documents in file. There is an Escrow Statement that reflects a escrow shortage of $XXX/mos however the amount do not match. Please provide documentation to support the fee of $XXX reflected on the 1008.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX + Tax $XXX + Other $XXX = $XXX. Overstating DTI by $XXX which would reduce DTI from XXX to XXX%; Copy of Escrow Analysis was provided. Re-reviewed the calculation and confirmed the updated calculation dropping the DTI down correctly. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.

125786	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125787	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125788	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125789	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125790	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125791	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125792	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125793	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125794	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XX.XX, cure requires a valid coc or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery.The discount points of $XXX.XXincreased on CD issued XX/XX/XXXX by $XX.XX but we are missing evidence that the borrower received this LE prior to the closing date. The file is missing evidence the borrower acknowledged this LE prior to close which will cure the exception.
; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))
The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).

Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.

An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125795	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125796	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125797	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125798	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125799	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125800	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125801	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125802	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125803	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125804	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125805	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125806	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125807	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125808	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125809	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125810	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.

125811	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125812	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125813	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.

125814	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125815	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125816	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125817	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125818	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125819	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125820	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.; DTI exceeds maximum allowed due to not including XXX user account with $XXX monthly payment with no evidence in file to omit.	Documentation provided to support Qualifying DTI below 45.00. See attached credit supplement with XXX account removed. ; Received credit supplement showing the XXX account was removed due to being authorized user account. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125821	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125822	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125823	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125824	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125825	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125826	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Credit Report Indicator is Partial	Credit report in file reflects XXX was Frozen due to Federal Regulations, therefore, is not considered a Tri-Merge report as required per Lender matrix. Please provide Tri-Merge credit report reflecting debts were received from all 3 repositories.
Borrower credit report indicator is Present.  Please see attached response confirming the credit report used was acceptable. ;
LOX received stating - A Tri-merge credit report was requested as required, therefore a tri-merge credit report was included.  It is noted that a borrower with credit data frozen at XXX or more of the repositories are ineligible but our borrower only has XXX frozen.  Each borrower must have a valid and usabel score from at least two of the three agencies. Re-reviewed the credit report and confirmed; the updated credit report pulled on XX/XX/XXXX  shows XXX scores.  Guidelines are confirmed this acceptable. Exception cleared.
																											1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125827	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125828	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125829	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125830	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125831	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125832	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125833	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125834	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125835	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125836	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125837	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125838	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125839	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of X.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.

125840	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125841	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The discount points increased from $X,XXX on the initial CD to $X,XXX.XX on the final CD without a valid COC or material change to the loan amount, rate, or value. In addition, the signing fee increased from $XXX on the initial LE to $XXX on the final CD without a valid COC or cure. A total cure of $XXX.XX is required.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125842	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125843	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125844	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125845	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125846	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125847	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125848	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125849	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125850	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125851	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125852	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125853	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125854	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125855	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00.; DTI exceeds allowable 45%.	Received an LOX, updated 1008; and updated tax report showing the change in the tax amount. Reviewed and confirmed. Taxes were updated accordingly - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125856	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required
Refund in the amount of $XXX.XX
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR Valid COC.
The Zero tolerance violation is due to the increase in Discount Points on the CD dated X.XX.XXXX and no COC was found in the file explaining the reason for the increase.
Please provide a Valid COC or Cure Package. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125857	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125858	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125859	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125860	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Qualified Mortgage APR Threshold Finding
This loan has an APR that equals or exceeds the threshold for a qualified mortgage. ( XX CFR §XXXX.XX(e)(X)(vi) )This loan has a note amount of $XXX,XXX.XX and a calculated qualified mortgage APR of XX.XXX%, which equals or exceeds the calculated qualified mortgage APR threshold of XX.XXX%.A qualified mortgage is a covered transaction for which, among other requirements, is not negatively amortizing and:The note amount for a first lien is greater than or equal to $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.XX%; orThe note amount for a first lien on a manufactured home is less than $XXX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a first lien a non-manufactured home is less than $XXX,XXX.XX but greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount for a second lien is greater than or equal to $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%; orThe note amount on a first lien a non-manufactured home or a second lien is less than $XX,XXX.XX, and its APR calculated per the requirements of XX CFR §XXXX.XX(e)(X)(vi) is less than the APOR on the date the rate was set plus X.X%.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125861	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125862	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125863	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125864	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb cure required
Refund in the amount of $XXX.XX requires a PCCD, LOE, copy of refund check and proof of delivery OR Valid COC.
The zero tolerance violation is due to the increase in discount points. The COC in file dated XX/XX/XX advised of a pricing change, however when Rate Lock  docs reviewed showing the  increase their was no change in rate or anything to show proof of a change.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125865	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125866	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure required. Refund in the amount of $XXX.XX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Deliery or Valid COC. The tolerance violation is due to addition of the Title Signing Fee added on the final CD dated X/XX/XXXX with no valid COC in file. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125867	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125868	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125869	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125870	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125871	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125872	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125873	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of 65.00. The Principal Balance used was $XXX, the lowest verified balance from the payment history is $XXX which causes the CLTV to exceed the maximum allowed by the guidelines of 65%. Please provide evidence of the ower balance.	Original CLTV of XXX adheres to the guideline maximum CLTV of 65.00. See 1st lien pay history reflecting balance prior to close of $XXX; Received lender's payment history confirming the most recent Senior Lien balance is $XXX. Updating loan - exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125874	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125875	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125876	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	2	C	B	B	B	B	B	2	B	B	B	B	B	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of 45.00. Per the updated credit report dated XX/XX/XXXX; the liability amounts were increased. Income (XXX) amounts match lender's calculation - DTI is triggered based on the higher liabilities.	Acknowledged by Client- compensating factors of XXX FICO, CLTV of XXX%	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125877	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125878	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125879	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125880	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125881	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125882	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125883	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125884	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125885	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125886	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125887	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.

125888	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125889	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125890	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125891	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Revised Loan Estimate Delivery Date Test (prior to consummation)
Documentation Required - Missing proof borrower received revised Loan Estimate dated X/XX/XXXX at least X days prior to consummation. No proof of receipt in file, therefore the mailbox rule is used. The Edelivery document in file does not show the borrower logged in to view the LE ; This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i). The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125892	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The 1008 reflects an escrow shortage of $XXX/mo; however, the file is missing the escrow review analalysis to verify the amount.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. ; 1008 reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX. ; Overstating DTI by $XXX; Required 1st lien payment at time of origination was $ XXX. Please see updated 1008. ; Re-reviewed the documentation and confirmed the current subject PITIA matches the updated 1008. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125893	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure Required.  Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the addition of discount points on LE dated XX/XX/XXXX.  COC dated XX/XX/XXXX reflects reason for change as "Property type change, not previously known" which is not valid reason for addition of fee.  ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125894	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	Charges That Cannot Increase Test
TILA XXXb Cure required.  Refund in the amount of $XXX.XX, cure requires a valid COC or a cure package with a post-closing CD, letter of explanation, proof of refund, and proof of delivery. The discount points increased from $XXX.XX on the initial LE to $XXX.XX on the LD dated X/X/XXXX without a valid COC or cure provided. The COC dated XX/XX/XXXX indicated a loan amount change, however, the loan amount remained the same from application to closing. ; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125895	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125896	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125897	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Home Improvement Renovation	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125898	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125899	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125900	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125901	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125902	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125903	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125904	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125905	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125906	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125907	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125908	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125909	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125910	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125911	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125912	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125913	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.

125914	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125915	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125916	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The 1008 reflects an other payment of the proposed payment of $XXX which notes state is an escrow shortage; however, documentation is not in file to verify this amount, the file is missing the excrow analysis. Documentation is required to verify the monthly escrow shortage of $XXX.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. ; 1008 reflects HOI $XXX + Tax $XXX + Other $XXX = $XXX. ; Overstating DTI by $XXX; Required 1st lien payment at time of origination was $XXX. Please see updated 1008. ; Re-reviewed the documentation in the file and confirmed - final PITIA calculation matches updated 1008. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125917	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125918	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125919	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125920	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125921	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125922	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125923	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	C	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A	XXX HLPA High Cost Home Loan Points and Fees Threshold Test
Documentation Required:
Please provide the undiscounted rate for bonafide points and fees testing; This loan failed the points and fees threshold test due to one of the following findings:
 (XXX XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that exceed X% of the loan principal.; Documentation Required:
Please provide the undiscounted rate for bonafide points and fees testing; High Cost Home Loan
 (XXX XXXX, § XX, XX-X-X-X)
The loan is a high cost home loan, as defined in the legislation, due to all of the following findings:
The loan is a home loan; andThe loan fails either the interest rate threshold test or the points and fees threshold test.

This loan passed the points and fees threshold test due to one of the following findings:
 (XXX XXXX, § XX, XX-X-X-X)The home loan has a loan principal of $XX,XXX.XX or more and has total points and fees that do not exceed X% of the loan principal; orThe home loan has a loan principal of less than $XX,XXX.XX and has total points and fees that do not exceed X% of the loan principal.; High Cost Home Loan
 (XXX XXXX, § XX, XX-X-X-X)
The loan is not a high cost home loan, as defined in the legislation, due to one of the following findings:
The loan is not a home loan; orThe loan passes both the interest rate threshold test and the points and fees threshold test.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125924	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125925	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125926	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125927	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125928	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125929	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125930	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125931	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125932	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125933	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125934	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125935	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125936	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125937	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125938	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	D	A	A	A	A	A	1	A	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial: The 1008 refl;ct an other payment of $XXX/mo and indicates it is the combined amount consisting of $XXX/mo escrow shortage; $XXX/mo PMI and $XXX/mo payment difference. However the file is missing the escrow review analysis or other documentaton to verify the breakdown.	Borrower liabilities verified indicator is Present. $XXX Other payment is shortage of HOI and Taxes. Escrow $XXX + Shortage $XXX = $XXX. 1008 reflects HOI $XXX+ Tax $XXX + Other $XXX = $XXX.; A copy of the escrow analysis was received showing the new escrow payment and the shortage. Re-calculated the amounts and confirmed the "other" payment is $XXX per month. Exception cleared.	1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125939	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125940	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.

125941	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125942	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125943	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.

125944	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125945	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125946	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Safe Harbor QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of X.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125947	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125948	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years

125949	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.

125950	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125951	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Limited Cash Out (GSE Definition)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125952	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

125953	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of X.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years

125954	XXXXX		XXXXX	XXXXXX	XXX	XX/XX/XXXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Higher Priced QM (APOR)	1	A	A	A	A	A	A	1	A	A	A	A	A				1	A	A	N/A	N/A	A				1	A	A	A	A	A
Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years